Schedule of Allocation of Purchase Price (Details) (Parenthetical) - shares	Sep. 01, 2023	Sep. 01, 2021
Shenzhen Jisen Information Tech Limited [Member]
Business Acquisition [Line Items]
Number of shares issued on acquisition	2,900,000	2,900,000